Statutory Prospectus and Statement of Additional Information Supplement dated August 28, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus and Statement of Additional Information for the Funds listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco V.I. Equity and Income Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Global Core Equity Fund
Invesco Oppenheimer V.I. Global Fund	Invesco V.I. Global Real Estate Fund
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco V.I. Government Money Market Fund
Invesco Oppenheimer V.I. Government Money Fund	Invesco V.I. Government Securities Fund
Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Growth and Income Fund
Invesco Oppenheimer V.I. Main Street Fund®	Invesco V.I. Health Care Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Invesco V.I. High Yield Fund
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco V.I. International Growth Fund
Invesco V.I. American Franchise Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. American Value Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. S&P 500 Index Fund
Invesco V.I. Comstock Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Core Equity Fund	Invesco V.I. Technology Fund
Invesco V.I. Core Plus Bond Fund	Invesco V.I. Value Opportunities Fund
Invesco V.I. Diversified Dividend Fund
This supplement amends the Statutory Prospectus and Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following, or substantially similar, information is added after “Market Risk” in the Statutory Prospectus and after “Natural Disaster/Pandemic Risk” in the Statement of Additional Information for each Fund:
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
AVIF-STATSAI-SUP-1
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